Financial instruments by category	12 Months Ended
Jun. 30, 2024
Financial instruments by category
Financial instruments by category

14. Financial instruments by category

The following note presents the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statement of Financial Position, as appropriate. Since the line items “Trade and other receivables” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as prepayments, trade receivables, trade payables in-kind and tax receivables and payables, among others), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy.

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company can refer to at the date of valuation. In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period. In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group’s assumptions regarding the factors which market players would consider in their pricing.

The Group’s Finance Division has a team in place in charge of estimating the valuation of financial assets required to be reported in the Consolidated Financial Statements, including the fair value of Level-3 instruments. The team directly reports to the Chief Financial Officer ("CFO"). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of an asset and, as of the end of each reporting period.

According to the Group’s policy, transfers among the several categories of valuation are recognized when occurred, or when there are changes in the prevailing circumstances requiring the transfer.

Financial assets and financial liabilities as of June 30, 2024 are as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 3
June 30, 2024
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 15)	89,958	-	-	89,958	23,514	113,472
Investments in financial assets:
- Public companies’ securities	-	17,561	-	17,561	-	17,561
- Mutual funds	-	61,191	-	61,191	-	61,191
- Bonds	-	41,887	-	41,887	-	41,887
- Others	5,516	4,675	25	10,216	-	10,216
Derivative financial instruments:
- Options on companies	57	-	-	57	-	57
Cash and cash equivalents:
- Cash at bank and on hand	20,503	-	-	20,503	-	20,503
- Short-term investments	-	7,794	-	7,794	-	7,794
Total assets	116,034	133,108	25	249,167	23,514	272,681

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss		Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 3
June 30, 2024
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	36,699	-	-	36,699	74,305	111,004
Borrowings (Note 20)	366,754	-	-	366,754	-	366,754
Derivative financial instruments:
- Bond futures	-	4	-	4	-	4
Total liabilities	403,453	4	-	403,457	74,305	477,762

Financial assets and financial liabilities as of June 30, 2023 were as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non-financial assets	Total
		Level 1
June 30, 2023
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 15)	89,732	-	89,732	27,322	117,054
Investments in financial assets:
- Public companies’ securities	-	18,747	18,747	-	18,747
- Mutual funds	-	74,871	74,871	-	74,871
- Bonds	-	34,236	34,236	-	34,236
- Others	2,330	4,808	7,138	-	7,138
Cash and cash equivalents:
- Cash at bank and on hand	19,520	-	19,520	-	19,520
- Short term investments	-	12,933	12,933	-	12,933
Total assets	111,582	145,595	257,177	27,322	284,499
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1
June 30, 2023
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	56,528	-	56,528	75,149	131,677
Borrowings (Note 20)	401,033	-	401,033	-	401,033
Derivative financial instruments:
- Bond futures	-	22	22	-	22
Total liabilities	457,561	22	457,583	75,149	532,732

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.2024			06.30.2023
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	97,321	(7,363)	89,958	95,245	(5,513)	89,732
Financial liabilities
Trade and other payables	29,336	7,363	36,699	51,015	5,513	56,528

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2024
Interest income	33,890	-	33,890
Interest expense	(39,306)	-	(39,306)
Interest expense on lease liabilities	(1,050)	-	(1,050)
Foreign exchange gains, net	14,987	-	14,987
Loss from repurchase of NCN	(181)	-	(181)
Fair value gain on financial assets at fair value through profit or loss	-	95,510	95,510
Interest and allowances generated by operating credits	1,890	-	1,890
Loss from derivative financial instruments, net	-	(1,387)	(1,387)
Other finance costs	(11,882)	-	(11,882)
Total financial instruments (i)	(1,652)	94,123	92,471
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2023
Interest income	3,064	-	3,064
Interest expense	(44,245)	-	(44,245)
Interest expense on lease liabilities	(825)	-	(825)
Foreign exchange gains, net	25,124	-	25,124
Gain from repurchase of NCN	739	-	739
Fair value gain on financial assets at fair value through profit or loss	-	27,518	27,518
Interest and allowances generated by operating credits	2,456	-	2,456
Gain from derivative financial instruments, net	-	171	171
Other finance costs	(7,039)	-	(7,039)
Total financial instruments (i)	(20,726)	27,689	6,963

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2022
Interest income	3,707	-	3,707
Interest expense	(65,441)	-	(65,441)
Interest expense on lease liabilities	(962)	-	(962)
Foreign exchange gains, net	115,383	-	115,383
Gain from repurchase of NCN	11,694	-	11,694
Fair value gain on financial assets at fair value through profit or loss	-	11,645	11,645
Interest and allowances generated by operating credits	1,026	-	1,026
Gain from derivative financial instruments, net	-	261	261
Other finance costs	(3,705)	-	(3,705)
Total financial instruments (i)	61,702	11,906	73,608

(i)

Included within “Financial results, net“ in the Consolidated Statement of Income and Other Comprehensive Income, with the exception of interest and discount generated by operating assets, which are included within "Other operating results, net".

During the fiscal year ended June 30, 2024 and 2023, there were no transfers between levels of hierarchy of the fair value. When there are no quoted prices available in an active market, fair values (especially derivative instruments) are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Purchase option – Warrant (Others)	Black & Scholes with dilution	Underlying asset price and volatility	Level 3	-

As of June 30, 2024, there are no changes in economic or business circumstances that affect the fair value of the Group's financial assets and liabilities that were not considered in the fair value estimation.